Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Trade and other receivables [abstract]
Trade receivables	¥ 710,304	¥ 788,284
Other receivables	79,127	75,604
Impairment loss allowance	(9,390)	(8,637)
Chargebacks and other allowances	(83,396)	(72,160)
Trade and other current receivables	¥ 696,644	¥ 783,091